Related Parties Balances and Transactions - Schedule of Related Party Balances (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ucommune Venture Group [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	¥ 1,465
Amounts due to related parties	[1]	75,669	5,982
Revenues			42
Loans exempt from related parties	[2]		11,537	56,650
Loans exempt to related parties	[2]		7,875	2,220
Payable to related party	[3]			9,657
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		1,465
Amounts due to related parties		78,851	9,041
Youxiang Group [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[4]	1,345	1,626
Lease expenses	[5]	27
Revenues	[6]	476	95	177
Property management expense	[7]	915	492
Others [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[8]	¥ 1,837	¥ 1,433

[1]	Amounts due from and amounts due to Ucommune Venture Group are loans between the Group and the Ucommune Venture Group.
[2]	The amount represents loans exempt from and exempt to Ucommune Venture Group.
[3]	On August 1, 2025, the Group disposed of two subsidiaries, Beijing Anlingranliu Enterprise Management Co., Ltd. and Beijing Anlingranqi Enterprise Management Co., Ltd. to Beijing Dongyi Yuanda Architectural Decoration Engineering Co., Ltd. (“Dongyi Yuanda”), subsidiary of Ucommune Venture Group. The consideration of the disposal was settled by the payables due to Dongyi Yuanda. RMB 55 disposal gain was recorded as additional paid-in capital as it was the transaction under common control as of the transaction date. Dongyi Yuanda was no longer the related party of the Group after Ucommune Venture Group disposed of 46.05% shares of Dongyi Yuanda in September 2025.
[4]	Amounts due to Youxiang Group are accrued lease expenses and property management expenses payable.
[5]	The amount represents rental expense for the operating lease to Youxiang Group.
[6]	The amount represents consulting and workspace membership service provided to Youxiang Group.
[7]	The amount represents property management services provided by Youxiang Group.
[8]	Amounts due to others are loan received from Dr. Daqing Mao and investment principal due to an entity under control of Angela Bai.